Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
LNG revenues—affiliate	$ 331,000	$ 0	$ 293,957	$ 0	$ 0
Cost of sales—affiliate	4,000	0	6,754	0	0
Operating and maintenance expense—affiliate	59,000	1,000	128,423	1,331	95
Terminal use agreement maintenance expense—affiliate			208	400	387
Development expense—affiliate			511	722	1,153
General and administrative expense—affiliate	17,000	17,000	68,070	87,681	71,065
Cheniere Marketing SPA and Cheniere Marketing Master SPA [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate	331,000	0	293,957	0	0
Cargo loading fees under the Terminal Use Rights Assignment and Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—affiliate	4,000	0	5,264	0	0
Fees under Pre-commercial LNG Marketing Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—affiliate			1,490	0	0
Terminal Use Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	33,000	0	60,516	0	0
Terminal use agreement maintenance expense—affiliate			208	400	387
Natural Gas Transportation Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	16,000	0	44,656	0	0
Service Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	10,000	1,000	22,424	860	95
Development expense—affiliate			396	722	1,153
General and administrative expense—affiliate	$ 17,000	$ 17,000	68,070	87,425	70,553
LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate			827	471	0
Development expense—affiliate			115	0	0
General and administrative expense—affiliate			0	241	482
Other agreements [Member]
Related Party Transaction [Line Items]
General and administrative expense—affiliate			$ 0	$ 15	$ 30